Other Payables and Accrued Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2024
Other payables and accrued liabilities [Line Items]
Acquisition equity interest	$ 568,139
Hang Feng [Member]
Other payables and accrued liabilities [Line Items]
Acquisition equity interest	127,537	$ 193,237
Third Parties [Member]
Other payables and accrued liabilities [Line Items]
Acquisition equity interest	$ 65,700
Shine Prosperity [Member]
Other payables and accrued liabilities [Line Items]
Equity interest	34.00%		100.00%
Shine Prosperity [Member] | Third Parties [Member]
Other payables and accrued liabilities [Line Items]
Equity interest	66.00%